Schedule II Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
Comcast Corporation and Subsidiaries
Schedule II—Valuation and Qualifying Accounts
Year ended December 31, 2012, 2011 and 2010

Year Ended December 31 (in millions)	Balance at Beginning of Year	Additions Charged to Costs and Expenses	Deductions from Reserves	Balance at End of Year

2012
Allowance for doubtful accounts	$202	293	297	$198
Allowance for returns and customer incentives	425	599	717	307
2011
Allowance for doubtful accounts	$173	306	277	$202
Allowance for returns and customer incentives	-	536	111	425
2010
Allowance for doubtful accounts	$175	327	329	$173